Note 5. Advertising	3 Months Ended
Aug. 31, 2013
Notes
Note 5. Advertising	NOTE 5. ADVERTISING The Company’s policy regarding advertising is to expense advertising when incurred. The Company had notincurred any advertising expense as of August 31, 2013.